Document and Entity Information	Apr. 11, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001692115
Document Type	8-K
Document Period End Date	Apr. 11, 2024
Entity Registrant Name	SOUTHWEST GAS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37976
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	(702)
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Southwest Gas Holdings, Inc. Common Stock, $1 Par Value
Trading Symbol	SWX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE